Bank Loans (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
HSBC Bank [Member]
Bank Loans [Line Items]
Long term bank loans	$ 2,900,000
Bank loan bear interest	6.33%
Bank Loans [Member]
Bank Loans [Line Items]
Interest expense to banking facilities	$ 518,770	$ 460,628	$ 191,155
Weighted-average interest rate	6.20%	7.10%	6.00%